Summary of Significant Accounting Policies (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	20.00%
Exchange rates, Description	the following exchange rates as of December 31, 2022 and 2021: Ch$850.20 and Ch$852.63 to US$1, Ch$6.45 and Ch$7.40 per JPY1, Ch$910.05 and Ch$965.00 per EUR
Net exchange (in Pesos)	$ 105,038
Gain on net foreign exchange income (in Pesos)		$ (15,962)	$ 156,662
Estimated useful life	6 years
Estimate period	30 years
Discount rate for long term	5.50%	5.70%
Discount rate term	10 years
Bottom of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	20.00%
Top of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	50.00%
Staff Severance Indemnities Plan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Discount rate for long term		5.70%